Additional information about derivatives financial instruments - Debentures convertible into shares of Valor da Logstica Integrada (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) EquityInstruments $ / shares	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (67)	$ (240)	$ (1,602)
Debentures convertible into shares of Valor da Logstica Integrada ("VLI")
Derivative financial instruments.
Notional (quantity) | EquityInstruments	140,239	140,239
Average strike per share | $ / shares	8,006
Fair value of liabilities	$ (59)	$ (57)
Value at risk	4
Debentures convertible into shares of Valor da Logstica Integrada ("VLI") | 2027
Derivative financial instruments.
Fair value of liabilities	$ (59)